Post employment benefits - Amounts charged to consolidated income statement for group's defined benefit post employment plans and consolidated statement of comprehensive income (Details) - GBP (£)
£ in Millions
	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of net defined benefit liability (asset) [line items]
Current service cost and administrative expenses	£ (105)	£ (109)	£ (110)
Past service gains – ordinary activities	0	50	56
Gains on curtailments and settlements	18	12	4
Charge to operating profit	(92)	(47)	(71)
Net finance gain in respect of post employment plans	5	9	7
Charge before taxation	(87)	(38)	(64)
Actual returns less amounts included in finance income	(6)	774	438
Experience gains	80	34	113
Changes in financial assumptions	125	(754)	(514)
Changes in demographic assumptions	(183)	(14)	(6)
Other comprehensive income	16	40	31
Changes in the surplus restriction	0	(2)	2
Total other comprehensive income	16	38	33
Guaranteed minimum pension equalisation charge	1,586	1,404	1,580
Ireland
Disclosure of net defined benefit liability (asset) [line items]
Charge before taxation	4	34	(13)
Past service credit		47
United Kingdom and Ireland
Disclosure of net defined benefit liability (asset) [line items]
Past service credit			(54)
Guaranteed minimum pension equalisation
Disclosure of net defined benefit liability (asset) [line items]
Past service losses – exceptional	(5)	0	(21)
Guaranteed minimum pension equalisation charge	£ 5	£ 0	£ 21